EQUITY - Schedule of Changes in Class A shares (Details) - Brookfield Property REIT Inc. Class A - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Schedule of Partnership Units [Line Items]
Outstanding, beginning of period (in shares)	106,090	0	0
Issued (in shares)	0		162,324
BPR Units exchanged (in shares)	(22,957)		(56,166)
Repurchases of BPR Units (in shares)	(4,680)	0
Forfeitures (in shares)	(14)	(68)
Outstanding, end of period (in shares)	78,439		106,090